Provisions	3 Months Ended
Jun. 30, 2020
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 15 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions.

USD million	30.6.20	31.3.20	31.12.19
Provisions other than provisions for expected credit losses	2,324	2,368	2,825
Provisions for expected credit losses	240	162	114
Total provisions	2,564	2,530	2,938

The following table presents additional information for provisions other than provisions for expected credit losses.

USD million	Litigation, regulatory and similar matters[1]	Restructuring	Other[3]	Total
Balance as of 31 December 2019	2,475	99	251	2,825
Balance as of 31 March 2020	1,998	132	238	2,368
Increase in provisions recognized in the income statement	20	14	8	42
Release of provisions recognized in the income statement	(18)	(7)	(1)	(27)
Provisions used in conformity with designated purpose	(33)	(39)	(7)	(79)
Foreign currency translation / unwind of discount	14	1	4	19
Balance as of 30 June 2020	1,980	101[2]	243	2,324
1 Comprises provisions for losses resulting from legal, liability and compliance risks. 2 Primarily consists of personnel-related restructuring provisions of USD 41 million as of 30 June 2020 (31 March 2020: USD 68 million; 31 December 2019: USD 33 million) and provisions for onerous contracts of USD 55 million as of 30 June 2020 (31 March 2020: USD 59 million; 31 December 2019: USD 61 million). 3 Mainly includes provisions related to real estate, employee benefits and operational risks.

Restructuring provisions primarily relate to severance payments and onerous contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs. Onerous contracts for property are recognized when UBS AG is committed to pay for non-lease components, such as utilities, service charges, taxes and maintenance, when a property is vacated or not fully recovered from sub-tenants.

Information about provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 15b. There are no material contingent liabilities associated with the other classes of provisions.